Inventory, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory, Net [Abstract]
Schedule of Inventory	Inventory consists of the following:
	March 31, 2026	December 31, 2025
Finished goods	$38,752	$337,971
Raw materials	—	—
Total inventory, net	$38,752	$337,971
Inventory consists of the following:
	December 31, 2025	December 31, 2024
Finished goods	$337,971	$—
Raw materials	—	—
Total inventory, net	$337,971	$—